Mineral Properties and Exploration and Evaluation Assets (Northwest Nevada Initiative Property) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1	$ 130,863
Less: write-off	202	$ 1,143
Balance, December 31	133,664	130,863
Northwest Nevada Initiative [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1	200
Additions	1,410
Subtotal carrying amount of property after expenditures	1,610
Less: charged to exploration expenses	(1,301)
Less: transferred to accounts receivable	(109)
Decreases to property	200
Less: write-off	(200)
Balance, December 31		$ 200